Schedule of Key Valuation Inputs (Details) (Parenthetical)	Mar. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Jun. 17, 2022	Dec. 20, 2021
CD1 Note [Member]
Short-Term Debt [Line Items]
CD2 note	5.0				5.0
Conversion price	$ 0.209	$ 0.208	$ 0.227
CD2 Note [Member]
Short-Term Debt [Line Items]
CD2 note	10.0			10.0
Conversion price	$ 0.202	$ 0.202	$ 0.219
CD2 Note [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
CD2 note	9.32	9.32
CD1 and RCD [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
CD2 note	7.23	7.23